Accounts Payable And Other Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Payables [Abstract]
Accounts Payable And Other Liabilities
ACCOUNTS PAYABLE AND OTHER LIABILITIES

The Corporation’s accounts payable and other liabilities comprise the following:

	As at December 31,
In thousands of U.S. Dollars	2019	2018
Accounts payable and accrued liabilities	314,379	282,630
Obligation to acquire non-controlling interest in BetEasy	109,666	—
VAT payable	11,826	18,792
Customer loyalty rewards	17,755	24,787
Employee benefits payable	69,917	57,143
Dormant funds	6,907	7,308
Accrued interest on long-term debt	32,281	33,347
Total accounts payable and other current liabilities	562,731	424,007
Deferred contingent payment (notes 5 and 26)	—	77,628
Other long-term payables	1,770	2,088
Total long-term payables	1,770	79,716